Warrant Liabilities (Details) - Insu acquisition corp. II [Member] - shares		12 Months Ended
	Sep. 08, 2020	Dec. 31, 2020
Warrant Liabilities (Details) [Line Items]
Warrants outstanding		540,000
Public warrant term		5 years
Description of warrants for redemption		Once the warrants become exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Business combination, description	Following the closing of the Initial Public Offering on September 8, 2020, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account, or the Trust Account, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the Closing.
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding		7,666,646
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding		180,000
Class A Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Business combination, description		If (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to Insiders or their respective affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance), or the newly issued price, (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume-weighted average trading price of shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes its Business Combination (such price, the “market value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the market value and the newly issued price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the market value and the newly issued price.